Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Condensed Statements of Operations - by Segment
Condensed Statements of Operations - By Segment

	Year Ended December 31, 2017
(In millions)	Las Vegas	Other U.S.	All Other	Elimination	Caesars
Other revenue	$465	$94	$44	$(7)	$596
Net revenues	2,915	1,758	202	(7)	4,868
Depreciation and amortization	420	186	20	—	626
Income/(loss) from operations	549	199	(211)	—	537
Interest expense	(65)	(153)	(555)	—	(773)
Gain on deconsolidation of subsidiary	—	31	—	—	31
Restructuring and support expenses	—	(177)	(1,851)	—	(2,028)
Loss on extinguishment of debt	(4)	(13)	(215)	—	(232)
Other income	4	1	90	—	95
Income tax benefit	—	2	1,993	—	1,995

	Year Ended December 31, 2016
(In millions)	Las Vegas	Other U.S.	All Other	Elimination	Caesars
Other revenues	$418	$67	$12	$—	$497
Net revenues	2,622	1,209	46	—	3,877
Depreciation and amortization	344	90	5	—	439
Income/(loss) from operations	526	163	(463)	—	226
Interest expense	(21)	(30)	(548)	—	(599)
Restructuring and support expenses	—	—	(5,729)	—	(5,729)
Other losses	—	—	(29)	—	(29)
Income tax benefit/(provision)	1	—	(328)	—	(327)

	Year Ended December 31, 2015
(In millions)	Las Vegas	Other U.S.	All Other	Elimination	Caesars
Other revenues	$379	$70	$26	$—	$475
Net revenues	2,561	1,318	78	—	3,957
Depreciation and amortization	278	80	16	—	374
Income/(loss) from operations	535	192	(409)	—	318
Interest expense	(16)	(27)	(640)	—	(683)
Gain on deconsolidation of subsidiary	—	—	7,125	—	7,125
Restructuring and support expenses	—	—	(1,017)	—	(1,017)
Other income	—	—	7	—	7
Income tax benefit	—	—	106	—	106

Adjusted EBITDA
Adjusted EBITDA is a non-GAAP financial measure commonly used in our industry and should not be construed as an alternative to net income/(loss) as an indicator of operating performance or as an alternative to cash flow provided by operating activities as a measure of liquidity (as determined in accordance with GAAP). Adjusted EBITDA may not be comparable to similarly titled measures reported by other companies within the industry. Adjusted EBITDA is included because management uses Adjusted EBITDA to measure performance and allocate resources, and believes that Adjusted EBITDA provides investors with additional information consistent with that used by management.

	Year Ended December 31, 2017
(In millions)	Las Vegas	Other U.S.	All Other	Elimination	Caesars
Net income/(loss) attributable to Caesars	$484	$(103)	$(749)	$—	$(368)
Net loss attributable to noncontrolling interests	—	(7)	—	—	(7)
Income tax benefit	—	(2)	(1,993)	—	(1,995)
Gain on deconsolidation of subsidiary	—	(31)	—	—	(31)
Restructuring and support expenses	—	177	1,851	—	2,028
Loss on extinguishment of debt	4	13	215	—	232
Other income	(4)	(1)	(90)	—	(95)
Interest expense	65	153	555	—	773
Depreciation and amortization	420	186	20	—	626
Other operating costs (1)	25	3	37	—	65
Stock-based compensation expense	4	3	36	—	43
Other items (2)	5	5	80	—	90
Adjusted EBITDA	$1,003	$396	$(38)	$—	$1,361

	Year Ended December 31, 2016
(In millions)	Las Vegas	Other U.S.	All Other	Elimination	Caesars
Net income/(loss) attributable to Caesars	$506	$129	$(3,684)	$—	$(3,049)
Net income/(loss) attributable to noncontrolling interests	—	4	(33)	—	(29)
Discontinued operations, net of income taxes	—	—	(3,380)	—	(3,380)
Income tax (benefit)/provision	(1)	—	328	—	327
Restructuring and support expenses	—	—	5,729	—	5,729
Other losses	—	—	29	—	29
Interest expense	21	30	548	—	599
Depreciation and amortization	344	90	5	—	439
Other operating costs (1)	8	—	83	—	91
CIE stock-based compensation	—	—	189	—	189
Stock-based compensation expense	3	2	38	—	43
Other items (2)	—	4	77	—	81
Adjusted EBITDA	$881	$259	$(71)	$—	$1,069

	Year Ended December 31, 2015
(In millions)	Las Vegas	Other U.S.	All Other	Elimination	Caesars
Net income attributable to Caesars	$519	$179	$5,314	$—	$6,012
Net income/(loss) attributable to noncontrolling interests	—	(14)	13	—	(1)
Discontinued operations, net of income taxes	—	—	(155)	—	(155)
Income tax benefit	—	—	(106)	—	(106)
Gain on deconsolidation of subsidiary	—	—	(7,125)	—	(7,125)
Restructuring and support expenses	—	—	1,017	—	1,017
Other income	—	—	(7)	—	(7)
Interest expense	16	27	640	—	683
Depreciation and amortization	278	80	16	—	374
Other operating costs (1)	10	6	146	—	162
CIE stock-based compensation	—	—	31	—	31
Stock-based compensation expense	3	2	66	—	71
Other items (2)	2	—	62	—	64
Adjusted EBITDA	$828	$280	$(88)	$—	$1,020

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(1)
Amounts primarily represent costs incurred in connection with property openings and expansion projects at existing properties, costs associated with the development activities and reorganization activities, and/or recoveries associated with such items.

(2)
Other items includes other add-backs and deductions to arrive at Adjusted EBITDA but not separately identified such as litigation awards and settlements, costs associated with CEOC’s restructuring and related litigation, severance and relocation costs, sign-on and retention bonuses, permit remediation costs, and business optimization expenses.

Condensed Balance Sheets - By Segment
Condensed Balance Sheets - By Segment

	As of December 31, 2017
(In millions)	Las Vegas	Other U.S.	All Other	Elimination	Caesars
Total assets	$14,145	$6,865	$7,458	$(3,032)	$25,436
Total liabilities	5,239	5,012	11,780	108	22,139

	As of December 31, 2016
(In millions)	Las Vegas	Other U.S.	All Other	Elimination	Caesars
Total assets	$8,590	$1,581	$7,901	$(3,136)	$14,936
Total liabilities	466	478	15,599	—	16,543